EQUITY-BASED COMPENSATION - Summary of the Company's stock option activity (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of awards
Outstanding at the beginning	26,271
Retroactive application of recapitalization		7,331
Outstanding at the beginning, after effect of recapitalization	33,602
Granted	978
Exercised	(2,959)
Pre-vesting forfeitures	(1,659)
Post-vesting cancellations	(27)
Outstanding at the end	29,935	26,271
Exercisable at the end	26,412
Vested and expected to vest after the end	29,863
Weighted Average Exercise Price
Outstanding at the beginning (in dollars per share)	$ 3.98
Retroactive application of recapitalization (in dollars per share)		$ (0.87)
Outstanding at the beginning, after effect of recapitalization (in dollars per share)	3.11
Granted (in dollars per share)	6.18
Exercised (in dollars per share)	4.36
Pre-vesting forfeitures (in dollars per share)	3.32
Post-vesting cancellations (in dollars per share)	2.77
Outstanding at the end (in dollars per share)	3.08	$ 3.98
Exercisable at the end (in dollars per share)	3.01
Vested and expected to vest after the end (in dollars per share)	$ 3.08
Remaining Average Contractual Life (in Years)
Outstanding at the beginning, after effect of recapitalization	5 years 10 months 6 days	5 years 10 months 13 days
Outstanding at the end	5 years 10 months 6 days	5 years 10 months 13 days
Exercisable at the end	5 years 7 months 13 days
Vested and expected to vest after the end	5 years 10 months 6 days